PROPERTY, PLANT AND EQUIPMENT (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) item	Dec. 31, 2016 BRL (R$) item
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	R$ 31,924,918	R$ 30,476,765
Additions	6,583,574	6,809,808
Write-offs, net	35,650	(132,051)
Net transfers	(19,209)	(109,949)
Depreciation (Note 24)	(5,309,664)	(5,119,655)
Business Combination (Note 1.c.1)	7,047
Balance at end of the period	33,222,316	R$ 31,924,918
Transmission towers
PROPERTY, PLANT AND EQUIPMENT
Number of towers sold | item		1,655
Transmission towers | Telxius Torres Brasil
PROPERTY, PLANT AND EQUIPMENT
Write-offs, net	R$ (99,210)
Number of towers sold | item	1,655
Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	R$ 107,976,935
Balance at end of the period	114,335,288	R$ 107,976,935
Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(76,052,017)
Balance at end of the period	(81,112,972)	(76,052,017)
Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	22,231,874	20,935,963
Additions	42,999	634,635
Write-offs, net	(88,766)	(24,236)
Net transfers	3,634,293	3,473,332
Depreciation (Note 24)	(3,011,291)	(2,787,820)
Balance at end of the period	22,809,109	22,231,874
Switching and transmission equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	70,789,534
Balance at end of the period	74,100,056	70,789,534
Switching and transmission equipment | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(48,557,660)
Balance at end of the period	(51,290,947)	(48,557,660)
Terminal equipment / modems
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	2,588,307	3,146,109
Additions	141,132	203,775
Write-offs, net	(7,602)	(816)
Net transfers	1,471,431	677,572
Depreciation (Note 24)	(1,468,936)	(1,438,333)
Balance at end of the period	2,724,332	2,588,307
Terminal equipment / modems | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	15,294,619
Balance at end of the period	16,845,903	15,294,619
Terminal equipment / modems | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(12,706,312)
Balance at end of the period	(14,121,571)	(12,706,312)
Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	3,725,207	3,655,951
Additions	91,160	159,081
Write-offs, net	(6,966)	(99,437)
Net transfers	619,008	523,995
Depreciation (Note 24)	(544,454)	(514,383)
Business Combination (Note 1.c.1)	1,342
Balance at end of the period	3,885,297	3,725,207
Infrastructure | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	15,023,890
Balance at end of the period	15,728,808	15,023,890
Infrastructure | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(11,298,683)
Balance at end of the period	(11,843,511)	(11,298,683)
Land
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	315,719	315,705
Additions	550	215
Write-offs, net	(1,916)	(201)
Balance at end of the period	314,353	315,719
Land | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	315,719
Balance at end of the period	314,353	315,719
Other P&E
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	819,356	1,066,452
Additions	259,620	288,666
Write-offs, net	(2,522)	3,059
Net transfers	34,093	(159,702)
Depreciation (Note 24)	(284,983)	(379,119)
Business Combination (Note 1.c.1)	4,888
Balance at end of the period	830,452	819,356
Other P&E | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	4,308,718
Balance at end of the period	4,687,395	4,308,718
Other P&E | Accumulated depreciation / amortization
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(3,489,362)
Balance at end of the period	(3,856,943)	(3,489,362)
Estimated losses
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(485,575)	(494,149)
Additions	(37,374)	(19,962)
Write-offs, net	162,319	28,539
Net transfers	132,578	(3)
Balance at end of the period	(228,052)	(485,575)
Estimated losses | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	(485,575)
Balance at end of the period	(228,052)	(485,575)
Assets and facilities under construction
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	2,730,030	1,850,734
Additions	6,085,487	5,543,398
Write-offs, net	(18,897)	(38,959)
Net transfers	(5,910,612)	(4,625,143)
Business Combination (Note 1.c.1)	817
Balance at end of the period	2,886,825	2,730,030
Assets and facilities under construction | Cost
PROPERTY, PLANT AND EQUIPMENT
Balance at beginning of the period	2,730,030
Balance at end of the period	R$ 2,886,825	R$ 2,730,030
Minimum | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	2.50%
Minimum | Terminal equipment / modems
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	6.67%
Minimum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	2.50%
Minimum | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	10.00%
Maximum | Switching and transmission equipment
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	25.00%
Maximum | Terminal equipment / modems
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	66.67%
Maximum | Infrastructure
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	66.67%
Maximum | Other P&E
PROPERTY, PLANT AND EQUIPMENT
Annual depreciation rate	25.00%